STOCKHOLDERS' EQUITY (Details Narrative 1) - USD ($)						6 Months Ended	12 Months Ended
		Sep. 21, 2018	May 15, 2018	Mar. 29, 2018	Dec. 06, 2016	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 30, 2018	Sep. 30, 2016
Amount of additional common stock issue							$ 80,475
Maximum amount of common stock issue								$ 7,482,100
Number of authorized share issue						250,000,000	250,000,000	500,000,000
Number of common stock issue						8,936,695	7,407,254	4,299,311
Number of blank-check preferred stock						15,000,000	15,000,000	15,000,000
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001
Warrant [Member]
Warrant outstanding						6,075,874	6,075,874	4,567,672		7,160
Warrant [Member] | Maximum [Member]
Warrant expiration year							2018
Warrant [Member] | Minimum [Member]
Warrant expiration year							2028
Warrant One [Member]
Warrant outstanding	[1]					459,458
Warrant exercise price (in dollars per share)						$ 2.00
Warrant Two [Member]
Warrant outstanding	[2]					1,050,000
Warrant exercise price (in dollars per share)						$ 2.34
Warrant Three [Member]
Warrant outstanding	[3]					2,539,061
Warrant exercise price (in dollars per share)						$ 5.25
Warrant Four [Member]
Warrant outstanding	[4]					1,675,000
Warrant exercise price (in dollars per share)						$ 5.25
Warrant Five [Member]
Warrant outstanding	[5]					213,800
Warrant exercise price (in dollars per share)						$ 5.25
Warrant Six [Member]
Warrant outstanding	[6]					134,000
Warrant exercise price (in dollars per share)						$ 6.04
Warrant Seven [Member]
Warrant outstanding						4,000
Warrant exercise price (in dollars per share)						$ 10.00
Warrant Eight [Member]
Warrant outstanding							555
Warrant exercise price (in dollars per share)							$ 55.00
Series A Preferred Stock [Member]
Number of blank-check preferred stock						1,500,000	1,500,000
Blank Check Preferred Stock [Member]
Number of blank-check preferred stock							15,000,000	15,000,000
Series A-1 Preferred Stock [Member]
Number of blank-check preferred stock						500,000	500,000
Definitive Agreements [Member] | Directors And Management [Member] | Second Purchase Agreement [Member]
Description of stock unit term		Each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.
Common stock, par value (in dollars per share)		$ 2.00
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of share issued or sold			10,000,000
Unit price (in dollars per share)			$ 0.50
First Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of share issued or sold					10,000,000	1,180,000	1,180,000
Unit price (in dollars per share)					$ 0.50		$ 2.00
Second Purchase Agreement [Member] | Aspire Capital [Member]
Number of share issued or sold							1,134,671
Percentage of exercisable common stock							20.00%
Amount of additional common stock issue							$ 8
Maximum amount of common stock issue							$ 10
Second Amended Note & Warrant Agreement [Member] | Warrant [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)							$ 55
Second Amended Note & Warrant Agreement [Member] | Warrant [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)							2.00
Second Amended Note & Warrant Agreement [Member] | Warrant [Member] | Weighted Average [Member]
Warrant exercise price (in dollars per share)							$ 4.53
First Amended Subscription Agreement [Member] | Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)									$ 0.001
Private Placement [Member] | Series A Preferred Stock [Member]
Number of share issued or sold				1,050,000
Unit price (in dollars per share)				$ 2.00
Private Placement [Member] | Affiliates [Member]
Number of share issued or sold				1,050,000
Unit price (in dollars per share)				$ 2.00
Preferred stock, par value (in dollars per share)				$ 0.001
Description of stock unit term				Each consisting of one share of newly-designated Series A Preferred Stock or Series A-1 Preferred Stock, par value $0.001 per share and one Warrant to purchase one share of Common Stock, par value $0.001 per share
Common stock, par value (in dollars per share)				$ 0.001
Private Placement [Member] | Definitive Agreements [Member] | Directors And Management [Member]
Number of share issued or sold		459,458
Unit price (in dollars per share)		$ 1.85
Number of common stock issue		459,458
Description of stock unit term		Each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.
Common stock, par value (in dollars per share)		$ 2.00
Closing price (in dollars per share)		$ 1.72

[1]	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.
[2]	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant for $2.34 per share in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.
[3]	On July 13, 2017, the Company declared a special dividend of warrants to purchase shares of the Company's common stock to record holders of Common Stock as of such date. Warrants to purchase 2,539,061 shares of Common Stock were distributed pro rata to all holders of common stock on the record date. These warrants will be exercisable (in accordance with their terms) to purchase one share of common stock, at an exercise price of $5.25 per share. The warrants will become exercisable commencing not less than 12 months following their July 27, 2017 distribution date and will expire five years thereafter.
[4]	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.
[5]	On August 23, 2017, the Company issued 213,800 common stock warrants to underwriters as part of the overallotment attributed to the July 2017 underwritten public offering.
[6]	As part of the underwritten public offering on July 19, 2017, the Company issued 134,000 common stock warrants to the underwriters as part of the services performed by them in connection with the underwritten public offering.